Organization and Principal Activities (Details Textual) - USD ($)		1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 09, 2019	Aug. 28, 2018	May 22, 2018	Apr. 13, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 29, 2019
Organization and Principal Activities (Textual)
Diposal purchase elite in exchange					$ 1,750,000
Purchase Agreement [Member]
Organization and Principal Activities (Textual)
Diposal purchase elite in exchange	$ 1,750,000
British Virgin Islands Corporation [Member]
Organization and Principal Activities (Textual)
Stock issued		50,000
Private placement offering ordinary shares		$ 1.00
Delta Advanced Materials Limited [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary	100.00%
Elite Ride Limited [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary								100.00%
HG Capital Group Limited [Member]
Organization and Principal Activities (Textual)
Diposal purchase elite in exchange				$ 1,750,000
Delta Technology Holdings Limited [Member]
Organization and Principal Activities (Textual)
Stock issued			200